Accrued Expenses	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses

(3) Accrued expenses

Accrued expenses consists of the following (in thousands):

	October 31, 2015	November 1, 2014	January 31, 2015
Accrued compensation and benefits	$9,350	$7,450	$8,307
Sales and use taxes	2,538	1,970	1,273
Accrued real estate related	2,271	1,495	1,631
Accrued insurance	3,091	2,156	2,134
Accrued advertising	2,811	2,289	3,421
Accrued interest	259	3,964	178
Accrued freight	3,428	3,551	2,766
Other	7,573	6,020	7,930

	$31,321	$28,895	$27,640

(4) Accrued expenses

Accrued expenses consists of the following (in thousands):

	Fiscal year ended
	January 31, 2015	February 1, 2014
Accrued compensation and benefits	$8,307	$5,948
Sales and use taxes	1,273	1,245
Accrued real estate related	1,631	1,170
Accrued insurance	2,134	1,992
Accrued advertising	3,421	3,342
Accrued interest	178	3,663
Accrued freight	2,766	1,623
Other	7,930	6,494

	$27,640	$25,477